SUPPLEMENTAL INFORMATION - Schedule of Distributions Paid to Participating Non-controlling Interests - In Operating Subsidiaries, Preferred Shareholders, Preferred Limited Partners Unitholders, and Perpetual Subordinate Notes (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	$ (2,933)	$ (993)	$ (967)
Isagen S.A. E.S.P.
Percentage of voting equity interests acquired	15.00%			15.00%
Participating non-controlling interests – in operating subsidiaries
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	$ (2,314)	(891)	(1,428)
Preferred equity
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(30)	(28)	(27)
Perpetual subordinated notes
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(40)	(37)	(29)
Preferred limited partners’ equity
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(34)	(37)	(41)
Other
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	$ (515)	$ 0	$ 558